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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 31.4%
		Consumer Discretionary: 3.0%
2,671,000	#	ADT Corp., 2.250%, 07/15/17	$2,752,847	0.1
1,198,000	#	ADT Corp., 3.500%, 07/15/22	1,247,482	0.1
1,277,000	#	ADT Corp., 4.875%, 07/15/42	1,389,817	0.1
2,350,000		Cablevision Systems Corp., 8.625%, 09/15/17	2,743,625	0.1
1,505,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,587,775	0.1
1,255,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,267,550	0.1
798,000		Comcast Corp., 3.125%, 07/15/22	829,822	0.0
2,158,000		Comcast Corp., 4.650%, 07/15/42	2,320,845	0.1
3,661,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	3,763,702	0.2
3,451,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	3,559,182	0.2
2,272,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	2,323,115	0.1
2,007,000		Discovery Communications LLC, 3.300%, 05/15/22	2,089,502	0.1
2,974,000		Family Dollar Stores, Inc., 5.000%, 02/01/21	3,215,765	0.1
6,837,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	8,124,510	0.4
3,275,000		Lamar Media Corp., 5.875%, 02/01/22	3,504,250	0.1
3,520,000		Limited Brands, Inc., 8.500%, 06/15/19	4,259,200	0.2
2,130,000		Lowe’s Cos, Inc., 4.650%, 04/15/42	2,334,278	0.1
3,275,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	3,528,812	0.1
1,792,000		News America, Inc., 6.650%, 11/15/37	2,284,171	0.1
5,277,000		NVR, Inc., 3.950%, 09/15/22	5,423,204	0.2
1,425,000		The Gap, Inc., 5.950%, 04/12/21	1,590,346	0.1
826,000		Time Warner, Inc., 6.500%, 11/15/36	1,052,762	0.0
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,642,328	0.1
2,517,000		WPP Finance 2010, 5.125%, 09/07/42	2,494,823	0.1
2,875,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	3,191,250	0.1
			69,520,963	3.0

		Consumer Staples: 1.4%
3,750,000		Constellation Brands, Inc., 7.250%, 05/15/17	4,396,875	0.2
3,270,000		Energizer Holdings, Inc., 4.700%, 05/19/21	3,470,049	0.2
4,992,000	#	Kraft Foods Group, Inc., 3.500%, 06/06/22	5,286,663	0.2
5,776,000	#	Kraft Foods Group, Inc., 5.000%, 06/04/42	6,478,067	0.3
5,784,000		Molson Coors Brewing Co., 5.000%, 05/01/42	6,496,594	0.3
2,457,000		Philip Morris International, Inc., 2.500%, 05/16/16	2,598,297	0.1
1,163,000		Philip Morris International, Inc., 3.875%, 08/21/42	1,175,756	0.0
2,940,000		Walgreen Co., 4.400%, 09/15/42	3,048,304	0.1
			32,950,605	1.4

		Energy: 4.8%
2,650,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	2,219,375	0.1
2,702,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	3,261,830	0.1
3,935,000	#	BG Energy Capital PLC, 2.875%, 10/15/16	4,179,029	0.2
3,057,000		BP Capital Markets PLC, 3.245%, 05/06/22	3,242,340	0.1
1,225,000		Chesapeake Energy Corp., 6.625%, 08/15/20	1,269,406	0.1
1,005,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	969,825	0.0
1,599,000		Enbridge Energy Partners L.P., 4.200%, 09/15/21	1,733,572	0.1
4,483,000		Enbridge Energy Partners, 9.875%, 03/01/19	6,114,669	0.3
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,722,100	0.2
3,875,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	4,175,576	0.2
3,770,000		Energy Transfer Partners, 9.700%, 03/15/19	4,988,754	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Energy: (continued)
1,730,000			Enterprise Products Operating LLC, 4.450%, 02/15/43	$1,720,489	0.1
2,010,000			FMC Technologies, Inc., 2.000%, 10/01/17	2,033,728	0.1
3,530,000			FMC Technologies, Inc., 3.450%, 10/01/22	3,591,849	0.2
4,000,000		±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
4,900,000		±, X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
4,625,000			Marathon Petroleum Corp., 6.500%, 03/01/41	5,692,482	0.2
3,063,000			Nexen, Inc., 7.500%, 07/30/39	4,385,070	0.2
3,225,000			Noble Holding International Ltd., 3.950%, 03/15/22	3,391,542	0.1
1,260,000			ONEOK Partners L.P., 2.000%, 10/01/17	1,285,186	0.1
2,808,000			ONEOK Partners L.P., 3.375%, 10/01/22	2,828,347	0.1
4,520,000		#	Phillips 66, 2.950%, 05/01/17	4,787,851	0.2
6,296,000		#	Phillips 66, 4.300%, 04/01/22	6,908,393	0.3
3,380,000			Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	3,596,249	0.2
4,630,000			Pride International, Inc., 7.875%, 08/15/40	6,773,658	0.3
4,170,000			Total Capital International SA, 2.700%, 01/25/23	4,261,102	0.2
2,894,000			Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	3,365,870	0.1
5,000,000			Transocean, Inc., 2.500%, 10/15/17	5,034,820	0.2
2,080,000			Transocean, Inc., 3.800%, 10/15/22	2,095,627	0.1
4,561,000			Transocean, Inc., 6.375%, 12/15/21	5,469,670	0.2
3,604,000			Weatherford International Ltd., 5.950%, 04/15/42	3,809,046	0.2
3,066,000			Weatherford International Ltd., 6.750%, 09/15/40	3,474,354	0.1
				110,381,809	4.8

			Financials: 11.7%
10,157,000			Aegon NV, 1.893%, 12/31/49	5,036,145	0.2
2,330,000			American International Group, Inc., 4.875%, 06/01/22	2,631,565	0.1
3,190,000			American International Group, Inc., 5.850%, 01/16/18	3,709,603	0.2
2,943,000			American International Group, Inc., 8.175%, 05/15/58	3,616,211	0.2
1,960,000			Allstate Corp., 5.200%, 01/15/42	2,362,353	0.1
2,232,000			American Express Credit Corp., 1.750%, 06/12/15	2,284,552	0.1
4,446,000			American Tower Corp., 4.500%, 01/15/18	4,913,066	0.2
4,271,000			AvalonBay Communities, Inc., 2.950%, 09/15/22	4,267,656	0.2
BRL	9,142,000	#	Banco Votorantim SA, 6.250%, 05/16/16	5,209,441	0.2
2,470,000			Bank of America Corp., 3.750%, 07/12/16	2,623,394	0.1
1,780,000			Bank of America Corp., 3.875%, 03/22/17	1,917,895	0.1
3,038,000			Bank of America Corp., 5.700%, 01/24/22	3,575,720	0.2
4,196,000			Bank of America Corp., 8.000%, 12/29/49	4,574,169	0.2
2,266,000			BB&T Corp., 3.950%, 03/22/22	2,468,274	0.1
2,006,000			Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	2,055,404	0.1
1,278,000			Berkshire Hathaway Finance Corp., 4.400%, 05/15/42	1,322,580	0.1
1,751,000			Berkshire Hathaway, Inc., 1.900%, 01/31/17	1,815,263	0.1
1,823,000			Berkshire Hathaway, Inc., 3.400%, 01/31/22	1,952,557	0.1
4,359,000			BioMed Realty L.P., 4.250%, 07/15/22	4,553,900	0.2
2,436,000			Boston Properties L.P., 3.700%, 11/15/18	2,645,601	0.1
2,283,000			Boston Properties L.P., 3.850%, 02/01/23	2,410,158	0.1
2,692,000			BRE Properties, Inc., 3.375%, 01/15/23	2,684,091	0.1
3,181,000		#	Charles Schwab Corp./The, 3.225%, 09/01/22	3,233,967	0.1
4,251,000			Citigroup, Inc., 3.953%, 06/15/16	4,553,119	0.2
3,831,000			Citigroup, Inc., 4.450%, 01/10/17	4,212,832	0.2
4,213,000			Citigroup, Inc., 4.500%, 01/14/22	4,635,720	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials: (continued)
1,258,000		Citigroup, Inc., 5.875%, 01/30/42	$1,523,287	0.1
3,491,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	4,612,410	0.2
4,277,000		Digital Realty Trust L.P., 3.625%, 10/01/22	4,261,312	0.2
2,661,000		Discover Bank/Greenwood DE, 8.700%, 11/18/19	3,441,213	0.1
1,010,000		Discover Financial Services, 6.450%, 06/12/17	1,148,024	0.0
4,662,000		ERP Operating L.P., 4.625%, 12/15/21	5,383,696	0.2
2,368,000		Federal Realty Investment Trust, 3.000%, 08/01/22	2,362,118	0.1
1,995,000		Ford Motor Credit Co. LLC, 3.000%, 06/12/17	2,033,352	0.1
3,305,000		Ford Motor Credit Co., LLC, 8.125%, 01/15/20	4,165,407	0.2
2,561,000	#	General Electric Capital Corp. / LJ VP Holdings LLC, 3.800%, 06/18/19	2,708,040	0.1
1,653,000		General Electric Capital Corp., 3.150%, 09/07/22	1,664,359	0.1
3,293,000		General Electric Capital Corp., 3.350%, 10/17/16	3,549,403	0.2
3,191,000		General Electric Capital Corp., 4.650%, 10/17/21	3,583,879	0.2
1,962,000		General Electric Capital Corp., 5.300%, 02/11/21	2,255,859	0.1
1,800,000		General Electric Capital Corp., 6.250%, 12/15/49	1,907,953	0.1
4,600,000		General Electric Capital Corp., 7.125%, 12/15/49	5,146,347	0.2
3,399,000		Genworth Financial, Inc., 7.625%, 09/24/21	3,475,409	0.1
4,349,000		Goldman Sachs Group, Inc./The, 5.750%, 01/24/22	5,019,838	0.2
2,570,000		Goldman Sachs Group, Inc., 3.300%, 05/03/15	2,675,928	0.1
1,302,000		Goldman Sachs Group, Inc., 5.950%, 01/18/18	1,514,037	0.1
2,317,000		Hartford Financial Services Group, Inc., 5.125%, 04/15/22	2,608,131	0.1
1,917,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	2,319,693	0.1
3,259,000		HSBC Finance Corp., 6.676%, 01/15/21	3,786,410	0.2
1,313,000		HSBC Holdings PLC, 4.875%, 01/14/22	1,506,612	0.1
2,367,000		HSBC USA, Inc., 2.375%, 02/13/15	2,438,086	0.1
4,439,000	#	ILFC E-Capital Trust II, 6.250%, 12/21/65	3,529,005	0.1
3,782,000		Infinity Property & Casualty Corp., 5.000%, 09/19/22	3,945,031	0.2
1,770,000		International Lease Finance Corp., 5.875%, 08/15/22	1,832,327	0.1
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	4,021,290	0.2
4,732,000		JPMorgan Chase & Co., 2.000%, 08/15/17	4,779,850	0.2
3,418,000		JPMorgan Chase & Co., 3.250%, 09/23/22	3,473,727	0.1
1,871,000		JPMorgan Chase & Co., 4.350%, 08/15/21	2,066,465	0.1
2,337,000		JPMorgan Chase & Co., 4.500%, 01/24/22	2,597,903	0.1
1,718,000		JPMorgan Chase & Co., 5.400%, 01/06/42	2,007,548	0.1
4,444,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	4,860,389	0.2
797,000		MetLife, Inc., 3.048%, 12/15/22	807,466	0.0
3,220,000		MetLife, Inc., 4.125%, 08/13/42	3,188,183	0.1
3,156,000	#	Metropolitan Life Global Funding I, 3.875%, 04/11/22	3,449,161	0.1
4,109,000		Morgan Stanley, 3.800%, 04/29/16	4,250,239	0.2
2,574,000		Morgan Stanley, 4.750%, 03/22/17	2,763,083	0.1
4,829,000		Morgan Stanley, 5.500%, 07/28/21	5,295,235	0.2
1,380,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	1,469,700	0.1
6,022,000		Murray Street Investment Trust I, 4.647%, 03/09/17	6,474,656	0.3
1,954,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	2,071,912	0.1
2,643,000	#	Nordea Bank AB, 4.250%, 09/21/22	2,632,555	0.1
2,611,000		Northern Trust Corp., 2.375%, 08/02/22	2,614,606	0.1
3,022,000		Principal Financial Group, Inc., 4.625%, 09/15/42	3,102,340	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials: (continued)
3,753,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	$3,768,534	0.2
4,328,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	4,383,186	0.2
2,789,000		Simon Property Group L.P., 4.125%, 12/01/21	3,099,798	0.1
1,323,000		Simon Property Group L.P., 4.750%, 03/15/42	1,436,500	0.1
1,788,000		SLM Corp., 4.625%, 09/25/17	1,816,154	0.1
2,411,000		SLM Corp., 6.000%, 01/25/17	2,637,031	0.1
2,177,000		SLM Corp., 8.000%, 03/25/20	2,525,320	0.1
1,274,000		The Bank of New York Mellon Corp., 1.969%, 06/20/17	1,320,530	0.1
2,101,000		UBS AG/Stamford CT, 7.625%, 08/17/22	2,200,997	0.1
6,653,000		US Bancorp, 2.950%, 07/15/22	6,732,104	0.3
2,970,000		Wells Fargo & Co., 2.100%, 05/08/17	3,076,760	0.1
3,717,000		Wells Fargo & Co., 3.500%, 03/08/22	3,972,975	0.2
			268,558,599	11.7

		Health Care: 2.3%
2,819,000		Amgen, Inc., 3.625%, 05/15/22	2,978,713	0.1
2,484,000		Amgen, Inc., 3.875%, 11/15/21	2,674,881	0.1
1,156,000		Amgen, Inc., 5.150%, 11/15/41	1,294,836	0.1
3,240,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	3,399,415	0.2
2,323,000	#	Aristotle Holding, Inc., 3.500%, 11/15/16	2,514,357	0.1
3,350,000		AstraZeneca PLC, 1.950%, 09/18/19	3,416,464	0.2
2,640,000		AstraZeneca PLC, 4.000%, 09/18/42	2,718,104	0.1
6,610,000		Celgene Corp., 3.250%, 08/15/22	6,688,467	0.3
3,339,000		Gilead Sciences, Inc., 4.400%, 12/01/21	3,803,201	0.2
4,333,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	4,414,001	0.2
1,927,000		Kaiser Foundation Hospitals, 4.875%, 04/01/42	2,205,400	0.1
800,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	902,000	0.0
2,508,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
2,890,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	3,059,788	0.1
2,758,000		Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	2,838,878	0.1
4,832,000		WellPoint, Inc., 3.700%, 08/15/21	5,065,052	0.2
3,567,000		WellPoint, Inc., 4.625%, 05/15/42	3,620,016	0.2
			51,593,573	2.3

		Industrials: 0.6%
1,990,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/42	2,117,193	0.1
3,240,000		Case New Holland, Inc., 7.750%, 09/01/13	3,406,050	0.2
675,000		Case New Holland, Inc., 7.875%, 12/01/17	794,812	0.0
2,121,000		FedEx Corp., 3.875%, 08/01/42	2,088,409	0.1
2,479,000		Koninklijke Philips Electronics NV, 3.750%, 03/15/22	2,688,552	0.1
2,514,000	#	Tyco Flow Control International Finance SA, 3.150%, 09/15/22	2,528,926	0.1
			13,623,942	0.6

		Information Technology: 2.0%
475,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	495,188	0.0
3,465,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	3,759,525	0.2
2,273,000		eBay, Inc., 4.000%, 07/15/42	2,225,212	0.1
1,145,000		Fidelity National Information Services, Inc., 5.000%, 03/15/22	1,187,938	0.1
2,499,000		Hewlett-Packard Co., 2.600%, 09/15/17	2,510,318	0.1
4,858,000		Hewlett-Packard Co., 3.000%, 09/15/16	5,026,233	0.2
1,998,000		Hewlett-Packard Co., 5.400%, 03/01/17	2,233,039	0.1
1,040,000		Ingram Micro, Inc., 5.000%, 08/10/22	1,078,558	0.0
4,360,000		Jabil Circuit, Inc., 7.750%, 07/15/16	5,068,500	0.2
4,072,000		Motorola Solutions, Inc., 3.750%, 05/15/22	4,242,653	0.2
2,660,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	2,959,250	0.1
1,457,000		Symantec Corp., 4.200%, 09/15/20	1,516,027	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Information Technology: (continued)
7,062,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	$7,297,553	0.3
5,920,000		Xerox Corp., 4.500%, 05/15/21	6,302,923	0.3
			45,902,917	2.0

		Materials: 2.0%
3,010,000		Agrium, Inc., 3.150%, 10/01/22	3,038,315	0.1
3,810,000		Alcoa, Inc., 6.150%, 08/15/20	4,212,008	0.2
7,520,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	7,556,088	0.3
3,420,000	#	Anglo American Capital PLC, 4.125%, 09/27/22	3,441,149	0.2
3,862,000		Barrick Gold Corp., 3.850%, 04/01/22	4,063,226	0.2
6,380,000		Cabot Corp., 3.700%, 07/15/22	6,533,088	0.3
595,000		Celanese US Holdings LLC, 5.875%, 06/15/21	667,144	0.0
2,550,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	2,384,250	0.1
780,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	780,000	0.0
1,585,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	1,861,139	0.1
1,470,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	1,475,020	0.1
2,490,000		Rio Tinto Finance USA PLC, 2.875%, 08/21/22	2,484,851	0.1
2,030,000		Rio Tinto Finance USA PLC, 4.125%, 08/21/42	2,009,944	0.1
1,445,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,625,625	0.1
2,616,000	#	Xstrata Canada Financial Corp., 4.950%, 11/15/21	2,808,524	0.1
			44,940,371	2.0

		Telecommunication Services: 1.4%
2,048,000		AT&T, Inc., 5.350%, 09/01/40	2,477,761	0.1
1,630,000		CenturyLink, Inc., 5.800%, 03/15/22	1,777,326	0.1
1,116,000		CenturyLink, Inc., 6.000%, 04/01/17	1,251,701	0.0
1,360,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	1,462,000	0.1
1,300,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,405,625	0.0
1,375,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,495,312	0.1
1,775,000		Qwest Communications International, Inc., 7.125%, 04/01/18	1,890,464	0.1
1,259,000		Qwest Corp., 6.500%, 06/01/17	1,480,313	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,632,000	0.1
3,639,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	3,761,816	0.2
4,550,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	4,538,625	0.2
3,874,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	4,439,205	0.2
2,610,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	2,779,650	0.1
			31,391,798	1.4

		Utilities: 2.2%
2,770,000		AES Corp., 8.000%, 10/15/17	3,213,200	0.1
2,816,000		Ameren Corp., 8.875%, 05/15/14	3,133,825	0.1
1,184,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	1,166,162	0.1
2,923,000		Commonwealth Edison Co., 3.400%, 09/01/21	3,190,791	0.1
4,530,000		Dominion Resources, Inc./VA, 2.750%, 09/15/22	4,569,746	0.2
1,992,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	2,328,257	0.1
3,957,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	4,684,257	0.2
2,558,000		Georgia Power Co., 2.850%, 05/15/22	2,665,459	0.1
1,394,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	1,419,873	0.1
216,804	#	Juniper Generation, LLC, 6.790%, 12/31/14	195,808	0.0
2,379,000		Metropolitan Edison, 7.700%, 01/15/19	2,990,139	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	3,128,212	0.1
1,307,000		Nisource Finance Corp., 4.450%, 12/01/21	1,456,495	0.1
1,698,000		Nisource Finance Corp., 5.950%, 06/15/41	2,053,998	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Utilities: (continued)
3,547,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	$4,384,138	0.2
2,643,000		Oncor Electric Delivery Co. LLC, 7.500%, 09/01/38	3,464,730	0.2
2,043,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	2,172,130	0.1
4,210,000		Southwestern Electric Power, 5.550%, 01/15/17	4,759,051	0.2
			50,976,271	2.2
		Total Corporate Bonds/Notes
		(Cost $679,765,541)	719,840,848	31.4
COLLATERALIZED MORTGAGE OBLIGATIONS: 16.0%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,462,524	0.2
8,665,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	8,873,307	0.4
2,700,000	#	Arkle Master Issuer PLC, 2.135%, 05/17/60	2,782,976	0.1
74,630,201	#, ^	Banc of America Commercial Mortgage, Inc., 0.165%, 10/10/45	754,937	0.0
4,320,227		Banc of America Funding Corp., 5.500%, 02/25/35	4,329,874	0.2
1,482,600		Banc of America Funding Corp., 5.750%, 11/25/35	1,494,178	0.1
2,307,888	#	Banc of America Large Loan, Inc., 1.621%, 06/15/18	2,249,590	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.364%, 09/10/47	2,916,839	0.1
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.364%, 09/10/47	2,508,722	0.1
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.473%, 03/11/41	1,440,932	0.1
4,211,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.501%, 07/10/43	4,134,495	0.2
1,126,249	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.850%, 11/15/31	1,135,014	0.0
2,030,000	#	Bank of America-First Union NB Commercial Mortgage, 6.250%, 04/11/37	1,949,376	0.1
766,239		Bear Stearns Alternative-A Trust, 0.857%, 07/25/34	682,558	0.0
2,350,000		Bear Stearns Commercial Mortgage Securities, 5.134%, 02/13/42	1,977,410	0.1
750,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	747,571	0.0
1,080,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	1,096,749	0.0
2,040,000	#	Bear Stearns Commercial Mortgage Securities, 5.712%, 04/12/38	1,959,892	0.1
1,754,800		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	1,637,592	0.1
690,367	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	689,326	0.0
2,690,000	#	Bear Stearns Deutsche Bank Trust, 5.008%, 09/15/27	2,943,951	0.1
2,898,891		Chase Mortgage Finance Corp., 5.212%, 12/25/35	2,856,480	0.1
3,925,838		Chase Mortgage Finance Corp., 6.000%, 05/25/37	3,434,945	0.1
6,865,547		Citicorp Mortgage Securities, Inc., 6.000%, 06/25/36	7,047,378	0.3
1,337,421		Citicorp Mortgage Securities, Inc., 6.000%, 08/25/36	1,369,279	0.1
14,636,124	#, ^	Citigroup Commercial Mortgage Trust, 2.268%, 09/10/45	2,000,297	0.1
2,149,953	#	Commercial Mortgage Pass Through Certificates, 0.671%, 12/15/20	2,101,969	0.1
1,731,907	#	Commercial Mortgage Pass Through Certificates, 0.721%, 12/15/20	1,683,119	0.1
1,569,807	#	Commercial Mortgage Pass Through Certificates, 0.821%, 12/15/20	1,346,110	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,430,000	^	Commercial Mortgage Pass Through Certificates, 2.141%, 08/15/45	$1,200,379	0.1
20,216,422	^	Commercial Mortgage Pass Through Certificates, 2.446%, 05/15/45	2,848,836	0.1
1,005,305		Commercial Mortgage Pass Through Certificates, 5.801%, 12/10/49	1,004,289	0.0
5,032,572		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	4,467,570	0.2
5,427,538		Countrywide Home Loan Mortgage Pass Through Trust, 5.750%, 06/25/37	4,946,682	0.2
8,517,867		Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, 01/25/38	7,738,512	0.3
2,487,826		Countrywide Home Loan Mortgage Pass-through Trust, 0.537%, 04/25/35	387,547	0.0
2,010,000		Credit Suisse Mortgage Capital Certificates, 5.343%, 12/15/39	2,090,696	0.1
3,100,000		Credit Suisse Mortgage Capital Certificates, 5.866%, 06/15/39	3,516,440	0.2
7,344,527		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.337%, 08/25/36	4,409,845	0.2
9,327,635		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.407%, 10/25/36	4,724,284	0.2
2,014,540	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	2,023,649	0.1
7,200,000	#	Fosse Master Issuer PLC, 1.855%, 10/18/54	7,349,566	0.3
6,397,352		Freddie Mac, 5.000%, 02/15/35	7,004,432	0.3
6,466,347		Freddie Mac, 5.500%, 07/15/37	7,518,208	0.3
1,500,000	#	Gracechurch Mortgage Financing PLC, 1.984%, 11/20/56	1,532,145	0.1
13,752,644	#, ^	GS Mortgage Securities Corp. II, 1.929%, 08/10/44	1,201,124	0.1
1,900,000		GS Mortgage Securities Corp. II, 3.377%, 05/10/45	2,064,051	0.1
506,006		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	514,441	0.0
436,000		GSR Mortgage Loan Trust, 6.000%, 01/25/37	420,366	0.0
3,500,000	#	Holmes Master Issuer PLC, 2.005%, 10/21/54	3,571,386	0.2
6,500,000	#	Holmes Master Issuer PLC, 2.105%, 10/15/54	6,662,897	0.3
504,515		Homebanc Mortgage Trust, 1.077%, 08/25/29	422,082	0.0
1,914,730		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	1,630,085	0.1
5,474,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.440%, 05/15/45	6,101,925	0.3
646,643		JP Morgan Mortgage Trust, 6.000%, 01/25/36	602,821	0.0
4,018,415		JP Morgan Mortgage Trust, 6.500%, 08/25/36	3,666,002	0.2
424,180		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	425,172	0.0
970,000	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	967,888	0.0
2,417,733		JPMorgan Mortgage Trust, 5.283%, 07/25/35	2,437,868	0.1
500,000	#	Lanark Master Issuer PLC, 1.834%, 12/22/54	511,851	0.0
113,924,657	#, ^	LB-UBS Commercial Mortgage Trust, 0.240%, 09/15/39	2,003,604	0.1
39,094,681	#, ^	LB-UBS Commercial Mortgage Trust, 0.331%, 11/15/38	642,177	0.0
166,519,132	#, ^	LB-UBS Commercial Mortgage Trust, 0.842%, 11/15/38	3,489,558	0.2
4,660,000		LB-UBS Commercial Mortgage Trust, 4.895%, 07/15/40	4,479,858	0.2
3,460,000		LB-UBS Commercial Mortgage Trust, 4.924%, 07/15/40	3,271,402	0.1
4,035,000		LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	4,020,997	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,070,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	$1,505,067	0.1
2,303,000	#	LB-UBS Commercial Mortgage Trust, 5.032%, 10/15/36	2,254,381	0.1
1,163,002		LB-UBS Commercial Mortgage Trust, 5.084%, 02/15/31	1,163,974	0.0
2,770,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	2,934,542	0.1
2,290,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	1,894,784	0.1
2,610,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	2,510,361	0.1
1,310,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 02/15/40	1,098,435	0.0
2,000,000	#	LB-UBS Commercial Mortgage Trust, 5.420%, 10/15/36	1,901,347	0.1
1,020,000	#	LB-UBS Commercial Mortgage Trust, 5.720%, 10/15/36	731,324	0.0
1,234,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	1,234,584	0.1
1,502,300	#	LB-UBS Commercial Mortgage Trust, 5.868%, 11/15/33	1,505,459	0.1
2,770,000		LB-UBS Commercial Mortgage Trust, 6.084%, 06/15/38	3,021,168	0.1
5,210,000		LB-UBS Commercial Mortgage Trust, 6.084%, 06/15/38	4,705,232	0.2
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,509,247	0.2
4,210,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,174,845	0.2
1,595,000	#	Merrill Lynch Mortgage Investors, Inc., 6.000%, 12/15/30	1,613,429	0.1
984,251		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	985,114	0.0
3,255,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	3,384,240	0.1
142,752,690	#, ^	Merrill Lynch Mortgage Trust, 0.645%, 02/12/51	2,782,778	0.1
34,386,434	#, ^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.100%, 08/15/45	3,933,488	0.2
1,690,000	#	Morgan Stanley Bank of America Merrill Lynch Trust, 3.277%, 10/15/22	1,732,110	0.1
3,170,000		Morgan Stanley Capital I Trust 2008-TOP29, 6.455%, 01/11/43	3,749,332	0.2
5,180,000		Morgan Stanley Capital I, Inc., 5.759%, 04/12/49	5,056,024	0.2
4,190,000		Morgan Stanley Capital I, 5.073%, 08/13/42	4,356,492	0.2
1,660,000		Morgan Stanley Capital I, 5.152%, 08/13/42	1,627,037	0.1
3,800,000		Morgan Stanley Capital I, 5.172%, 08/13/42	3,655,598	0.2
2,690,000		Morgan Stanley Capital I, 5.202%, 08/13/42	2,429,338	0.1
4,411,000		Morgan Stanley Capital I, 5.302%, 01/14/42	4,417,076	0.2
3,330,000		Morgan Stanley Capital I, 5.336%, 01/14/42	3,241,983	0.1
2,670,000		Morgan Stanley Capital I, 5.300%, 06/15/40	2,658,558	0.1
1,954,000		Morgan Stanley Capital I, 5.532%, 06/15/38	1,981,390	0.1
5,190,000		Morgan Stanley Capital I, 5.793%, 07/12/44	5,338,979	0.2
718,400	#	Morgan Stanley Capital I, 5.910%, 11/15/31	689,180	0.0
4,490,000	#	Morgan Stanley Capital I, 5.987%, 08/12/41	4,060,493	0.2
901,000	#	Morgan Stanley Capital I, 7.350%, 07/15/32	931,070	0.0
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.478%, 07/15/33	1,164,439	0.1
50,327,948	#, ^	RBSCF Trust, 1.121%, 04/15/24	1,039,524	0.0
6,289,000	#	RBSCF Trust, 5.305%, 01/16/49	6,411,214	0.3
13,564,544		Residential Accredit Loans, Inc., 0.387%, 01/25/37	8,873,633	0.4
16,634,409		Residential Accredit Loans, Inc., 0.667%, 12/25/36	7,329,703	0.3
7,000,000	#	Silverstone Master Issuer PLC, 2.003%, 01/21/55	7,219,821	0.3

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
891,089		Structured Asset Mortgage Investments, Inc., 0.459%, 04/19/35	$828,568	0.0
2,507,879		Structured Asset Securities Corp., 5.000%, 05/25/35	2,562,833	0.1
20,156,773	#, ^	UBS-Barclays Commercial Mortgage Trust, 1.989%, 05/10/63	2,159,153	0.1
2,235,028		Wachovia Bank Commercial Mortgage Trust, 5.030%, 01/15/41	2,251,091	0.1
676,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	685,856	0.0
1,880,000		Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	2,138,876	0.1
581,106		Wachovia Bank Commercial Mortgage Trust, 5.500%, 10/15/48	583,791	0.0
3,926,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	3,914,632	0.2
8,970,000		Wachovia Bank Commercial Mortgage Trust, 5.939%, 06/15/49	10,379,200	0.5
2,152,354		WaMu Mortgage Pass Through Certificates, 2.488%, 10/25/35	2,120,963	0.1
2,190,143		Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	2,345,402	0.1
1,873,559		Wells Fargo Mortgage Backed Securities Trust, 5.065%, 05/25/35	1,910,061	0.1
2,714,755		Wells Fargo Mortgage Backed Securities Trust, 5.000%, 11/25/36	2,835,021	0.1
5,883,387		Wells Fargo Mortgage Backed Securities Trust, 5.500%, 11/25/35	6,050,952	0.3
1,650,635		Wells Fargo Mortgage Backed Securities Trust, 5.596%, 04/25/36	1,642,782	0.1
4,082,855		Wells Fargo Mortgage Backed Securities Trust, 6.000%, 03/25/37	3,974,343	0.2
1,322,453		Wells Fargo Mortgage-Backed Securities Trust, 5.000%, 12/25/33	1,339,623	0.1
3,724,380	#	Wells Fargo Mortgage-Backed Securities Trust, 5.237%, 06/26/35	3,371,437	0.1
41,787,842	#, ^	WF-RBS Commercial Mortgage Trust, 1.767%, 06/15/45	4,648,225	0.2
13,980,848	#, ^	WF-RBS Commercial Mortgage Trust, 2.423%, 08/15/45	1,910,476	0.1
		Total Collateralized Mortgage Obligations
		(Cost $353,835,499)	366,938,103	16.0
U.S. TREASURY OBLIGATIONS: 10.3%
		Federal National Mortgage Association: 0.1%##
9,669,093	^	6.234%, due 02/25/42	2,588,765	0.1

		U.S. Treasury Bonds: 1.4%
31,572,000		3.000%, due 05/15/42	32,790,490	1.4

		U.S. Treasury Notes: 8.8%
34,081,000		0.250%, due 08/31/14	34,095,655	1.5
11,516,000		0.250%, due 09/15/15	11,498,012	0.5
111,524,000		0.625%, due 08/31/17	111,637,309	4.9
37,335,000		1.000%, due 08/31/19	37,270,821	1.6
5,638,000	L	1.625%, due 08/15/22	5,634,476	0.3
			200,136,273	8.8
		Total U.S. Treasury Obligations
		(Cost $233,563,598)	235,515,528	10.3
ASSET-BACKED SECURITIES: 5.4%
		Automobile Asset-Backed Securities: 0.3%
2,500,000	#	Motor PLC, 1.286%, 02/25/20	2,503,837	0.1
4,250,000	#	SMART Trust, 1.590%, 10/14/16	4,279,409	0.2
			6,783,246	0.3

		Credit Card Asset-Backed Securities: 0.7%
4,200,000	#	Cards II Trust, 0.671%, 09/15/17	4,200,185	0.2
5,400,000	#	Gracechurch Card Funding PLC, 0.921%, 02/15/17	5,433,005	0.2
7,000,000	#	Penarth Master Issuer PLC, 0.790%, 03/18/14	7,026,845	0.3
			16,660,035	0.7

		Home Equity Asset-Backed Securities: 0.1%
1,517,452		Specialty Underwriting & Residential Finance, 0.417%, 12/25/36	1,472,801	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Other Asset-Backed Securities: 4.3%
1,966,707	#	Aimco CDO, 0.705%, 10/20/19	$1,900,547	0.1
819,925	#	ARES CLO Funds, 0.625%, 09/18/17	813,380	0.0
2,975,000	#	ARES CLO Funds, 3.077%, 02/26/16	2,872,056	0.1
3,240,000	#	ARES CLO Ltd., 1.777%, 02/26/16	3,141,530	0.1
1,600,000	#	ARES CLO Ltd., 6.901%, 02/26/16	1,663,189	0.1
2,369,307	#	Atrium CDO Corp., 0.757%, 10/27/16	2,339,676	0.1
1,750,000		Atrium CDO Corp., 1.007%, 10/27/16	1,685,919	0.1
1,250,000	#	Babson CLO Ltd./Cayman Islands, 6.812%, 11/15/16	1,315,803	0.1
762,346		Bear Stearns Asset-Backed Securities, Inc., 0.617%, 07/25/36	135,286	0.0
878,830	#	Black Diamond CLO Ltd., 0.649%, 06/20/17	868,279	0.0
1,700,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,753,992	0.1
229,238		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.817%, 07/25/33	205,238	0.0
1,675,729		Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	1,685,075	0.1
2,621,311	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	2,662,243	0.1
2,876,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	2,834,843	0.1
35,480	#	Denali Capital CLO IV Ltd., 0.743%, 08/23/16	35,366	0.0
5,200,000	#	Dryden Leveraged Loan CDO 2002-II, 2.689%, 09/17/16	5,172,242	0.2
12,728,539		Fieldstone Mortgage Investment Corp., 0.377%, 11/25/36	4,596,186	0.2
14,028,766		Fieldstone Mortgage Investment Corp., 0.457%, 11/25/36	5,101,252	0.2
1,035,771	#	First CLO Ltd., 0.704%, 12/14/16	1,032,746	0.1
2,500,000	#	First CLO Ltd., 1.394%, 12/14/16	2,444,185	0.1
407,508	#	Granite Ventures Ltd., 0.715%, 12/15/17	406,162	0.0
4,875,000	#	Grayston CLO Ltd., 1.735%, 08/15/16	4,771,163	0.2
1,850,000	#	Gulf Stream - Sextant CLO Ltd., 0.775%, 08/21/20	1,748,246	0.1
4,850,000	#	Gulf Stream Compass CLO Ltd., 0.855%, 05/15/17	4,748,072	0.2
2,975,000	#	Hewett’s Island CDO Ltd., 1.589%, 12/15/16	2,811,794	0.1
1,501,127	#	Katonah Ltd., 0.699%, 09/20/16	1,491,608	0.1
2,432,554	#	Landmark CDO Ltd., 1.305%, 01/15/16	2,427,587	0.1
1,112,813		Lehman XS Trust, 0.497%, 08/25/35	995,163	0.1
7,840,713	#	Lightpoint CLO Ltd., 0.649%, 09/15/17	7,707,875	0.3
5,357,331	#	MCG Commercial Loan Trust, 1.035%, 04/20/18	5,297,698	0.2
31,090,000		Morgan Stanley ABS Capital I, 0.487%, 03/25/36	14,171,832	0.6
1,759,618	#	Olympic CLO Ltd., 1.335%, 05/15/16	1,754,174	0.1
2,500,000	#	Whitney CLO Ltd., 0.868%, 03/01/17	2,456,238	0.1
3,362,047	#	Wind River CLO Ltd., 0.711%, 12/19/16	3,320,483	0.2
			98,367,128	4.3
		Total Asset-Backed Securities
		(Cost $123,415,153)	123,283,210	5.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.2%
		Federal Home Loan Mortgage Corporation: 9.0%##
2,723,867		3.321%, due 03/15/38	2,865,950	0.1
18,928		3.649%, due 11/01/35	20,010	0.0
2,056,860		4.000%, due 10/01/41	2,215,280	0.1
9,485,156		4.000%, due 10/01/41	10,215,703	0.4
3,437,582		4.000%, due 11/01/41	3,702,346	0.2
963,541		4.000%, due 11/01/41	1,037,753	0.0
1,738,500		4.000%, due 11/01/41	1,872,400	0.1
3,842,243		4.000%, due 11/01/41	4,138,174	0.2
10,444,054		4.000%, due 12/01/41	11,248,456	0.5
3,767,748		4.500%, due 08/01/41	4,077,747	0.2
7,989,408		4.500%, due 08/01/41	8,646,751	0.4
6,139,583		4.500%, due 08/01/41	6,644,729	0.3
3,581,824		4.500%, due 08/01/41	3,876,525	0.2
1,067,180		4.500%, due 09/01/41	1,151,316	0.0
4,355,137		4.500%, due 09/01/41	4,713,463	0.2
7,594,619		4.500%, due 10/01/41	8,219,480	0.4
1,971,057	^	4.774%, due 03/15/33	2,177,143	0.1
780,877		4.842%, due 04/01/35	839,477	0.0
841,384		5.000%, due 08/15/16	883,389	0.0
1,032,038	^	5.000%, due 05/15/17	18,292	0.0
2,243,991		5.000%, due 12/15/17	2,403,192	0.1
344,162		5.000%, due 05/01/28	372,840	0.0
531,681		5.000%, due 02/15/32	539,707	0.0
1,180,669		5.000%, due 02/15/35	1,234,137	0.1
5,242,558		5.000%, due 02/15/35	5,886,203	0.3
5,492,757	^	5.000%, due 02/15/40	910,276	0.0
2,659,964		5.000%, due 01/01/41	2,907,733	0.1
4,004,018		5.500%, due 11/15/22	4,366,211	0.2
918,519		5.500%, due 03/15/32	940,654	0.0

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation: (continued)
1,904,333		5.500%, due 06/15/32	$1,925,808	0.1
2,947,540		5.500%, due 07/15/32	2,994,837	0.1
2,261,535		5.500%, due 12/15/32	2,535,092	0.1
905,191		5.500%, due 02/15/33	1,093,129	0.0
4,186,799		5.500%, due 09/15/34	4,652,810	0.2
454,394		5.500%, due 09/15/35	457,846	0.0
31,187,820		5.500%, due 02/15/36	34,796,750	1.5
6,035,597		5.500%, due 08/15/36	7,158,312	0.3
4,513,197		5.500%, due 05/15/37	4,947,484	0.2
10,798,669		5.500%, due 06/15/37	12,004,178	0.5
28,100		5.679%, due 03/01/36	30,495	0.0
9,051,903	^	5.829%, due 07/15/40	1,788,370	0.1
1,405,545		6.000%, due 01/15/29	1,580,309	0.1
1,433,709		6.000%, due 01/15/29	1,624,850	0.1
25,159		6.000%, due 02/01/29	28,043	0.0
1,906,494		6.000%, due 07/15/32	2,167,376	0.1
1,992,271	^	6.000%, due 04/15/33	338,134	0.0
5,345,785		6.000%, due 02/01/36	5,991,097	0.3
274,257		6.000%, due 08/01/37	301,535	0.0
13,770,389		6.000%, due 10/15/37	15,878,753	0.7
185,796		6.000%, due 11/01/37	204,276	0.0
7,163,301	^	6.264%, due 06/15/36	1,233,317	0.1
8,573,725	^	6.379%, due 09/15/33	1,509,919	0.1
1,252,839		7.000%, due 09/01/26	1,414,731	0.1
62,633		7.000%, due 11/01/31	74,065	0.0
1,111,037		19.198%, due 03/15/35	1,637,095	0.1
			206,493,948	9.0

		Federal National Mortgage Association: 13.3%##
12,000,000	W	2.500%, due 07/25/27	12,588,750	0.6
498,801		2.513%, due 04/01/35	528,118	0.0
21,109,000	W	3.000%, due 09/25/26	22,352,452	1.0
23,139,000	W	3.000%, due 03/15/27	24,429,723	1.1
32,308,000	W	3.500%, due 01/25/41	34,574,608	1.5
—	W	3.500%, due 02/25/42	—	—
3,260,505	^	4.000%, due 11/01/18	229,576	0.0
8,237,424		4.000%, due 02/01/42	8,891,454	0.4
7,465,147		4.000%, due 03/01/42	8,111,515	0.4
3,890,265		4.000%, due 06/01/42	4,227,103	0.2
4,028,544		4.000%, due 07/01/42	4,377,355	0.2
4,600,996		4.000%, due 07/01/42	4,999,372	0.2
11,917,000		4.000%, due 07/01/42	12,948,832	0.6
5,438,442		4.500%, due 11/01/40	5,906,961	0.3
3,858,505		4.500%, due 11/01/40	4,190,914	0.2
1,021,638		4.500%, due 12/01/40	1,109,652	0.1
555,190		4.500%, due 12/01/40	603,019	0.0
1,005,817		4.500%, due 01/01/41	1,092,467	0.1
1,345,315		4.500%, due 01/01/41	1,461,213	0.1
22,196,595		4.500%, due 09/01/41	24,150,442	1.1
1,252,563		4.500%, due 09/01/41	1,362,819	0.1
983,639		4.500%, due 10/01/41	1,070,224	0.1
4,843,352		4.500%, due 10/01/41	5,269,686	0.2
292,508		4.500%, due 10/01/41	318,256	0.0
3,067,499		4.500%, due 10/01/41	3,337,514	0.1
6,235,478		4.500%, due 10/01/41	6,784,353	0.3
2,374,699		4.500%, due 11/01/41	2,583,731	0.1
2,262,349		4.500%, due 11/01/41	2,461,492	0.1
987,676		4.998%, due 07/01/35	1,068,030	0.0
10,892,222	^	5.000%, due 05/25/18	919,149	0.0
199,396		5.000%, due 12/01/23	216,674	0.0
875,890		5.000%, due 05/25/32	892,430	0.0
1,969,833		5.000%, due 06/01/33	2,165,145	0.1
3,228,861		5.000%, due 07/25/34	3,352,425	0.1
4,123,860		5.000%, due 07/01/35	4,532,436	0.2
2,650,245		5.000%, due 01/01/36	2,904,904	0.1
3,478,890		5.000%, due 02/01/36	3,810,063	0.2
3,419,859		5.000%, due 07/01/36	3,758,944	0.2
13,201,862		5.000%, due 07/01/37	14,510,849	0.6
4,729,616		5.000%, due 07/01/37	5,198,566	0.2
2,084,213		5.000%, due 11/01/40	2,365,442	0.1
2,114,810		5.000%, due 02/01/41	2,312,932	0.1
1,309,496		5.000%, due 05/01/41	1,437,084	0.1
4,072,067		5.000%, due 06/01/41	4,468,821	0.2
2,777,088		5.000%, due 06/01/41	3,047,668	0.1
3,729		5.500%, due 11/01/16	4,045	0.0
31,386		5.500%, due 12/01/16	34,047	0.0
3,478		5.500%, due 04/01/17	3,784	0.0
3,806		5.500%, due 01/01/18	4,122	0.0
111,681		5.500%, due 02/01/18	122,126	0.0
8,829		5.500%, due 02/01/18	9,563	0.0
2,374		5.500%, due 06/01/18	2,568	0.0
23,449		5.500%, due 10/01/18	25,510	0.0
3,374,231		5.500%, due 03/01/37	3,721,859	0.2
20,824,233	^	5.500%, due 11/25/40	3,188,690	0.1
30,600		6.000%, due 06/01/16	32,637	0.0
956		6.000%, due 08/01/16	1,020	0.0
69,785		6.000%, due 08/01/16	74,430	0.0
19,338		6.000%, due 10/01/16	20,625	0.0
30,758		6.000%, due 10/01/16	32,805	0.0
13,717		6.000%, due 01/01/17	14,630	0.0
21,659		6.000%, due 01/01/17	23,371	0.0
21,956		6.000%, due 02/01/17	23,692	0.0
1,689		6.000%, due 02/01/17	1,823	0.0
719		6.000%, due 02/01/17	776	0.0
415		6.000%, due 03/01/17	448	0.0
19,519		6.000%, due 04/01/17	21,144	0.0
12,642		6.000%, due 04/01/17	13,641	0.0
28,756		6.000%, due 04/01/17	31,030	0.0
42,785		6.000%, due 04/01/17	46,167	0.0
46,753		6.000%, due 05/01/17	50,449	0.0
30,433		6.000%, due 05/01/17	32,839	0.0
13,051		6.000%, due 05/01/17	14,083	0.0
16,640		6.000%, due 05/01/17	17,955	0.0
9,152		6.000%, due 06/01/17	9,876	0.0
48,824		6.000%, due 06/01/17	52,793	0.0
23,562		6.000%, due 07/01/17	25,522	0.0
8,571		6.000%, due 07/01/17	9,249	0.0
28,854		6.000%, due 08/01/17	31,257	0.0
20,106		6.000%, due 08/01/17	21,213	0.0
26,358		6.000%, due 08/01/17	28,441	0.0
264,276		6.000%, due 09/01/17	285,167	0.0
79,032		6.000%, due 09/01/17	85,280	0.0
2,774		6.000%, due 10/01/17	2,993	0.0
76,491		6.000%, due 11/01/17	81,583	0.0
3,129		6.000%, due 02/01/18	3,376	0.0
73,674		6.000%, due 04/01/18	78,578	0.0
22,099		6.000%, due 09/01/18	24,418	0.0
25,680		6.000%, due 10/01/18	28,374	0.0
25,799		6.000%, due 11/01/18	27,903	0.0
899,410		6.000%, due 07/25/29	1,011,162	0.0
2,115,453		6.000%, due 07/25/29	2,378,300	0.1
1,626,978		6.000%, due 04/25/31	1,844,269	0.1
3,265,619	^	6.000%, due 08/25/33	529,631	0.0
403,883		6.000%, due 08/01/34	457,181	0.0
318,386		6.000%, due 03/01/36	354,681	0.0

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Federal National Mortgage Association: (continued)
718,638			6.000%, due 09/01/36	$795,507	0.0
572,624			6.000%, due 09/01/36	633,874	0.0
324,519			6.000%, due 03/01/37	359,231	0.0
283,172			6.000%, due 07/01/37	313,361	0.0
389,308			6.000%, due 08/01/37	440,683	0.0
1,203,454			6.000%, due 12/01/37	1,352,865	0.1
2,591,101			6.000%, due 02/01/38	2,912,791	0.1
152,523			6.000%, due 10/01/38	171,459	0.0
5,120,595		^	6.484%, due 08/25/26	780,158	0.0
18,785			6.500%, due 04/01/27	21,474	0.0
28,987			6.500%, due 02/01/28	33,156	0.0
53,310			6.500%, due 01/01/32	61,988	0.0
63,771			6.500%, due 09/01/32	73,222	0.0
92,337			6.500%, due 10/01/32	105,561	0.0
58,696			6.500%, due 10/01/32	67,151	0.0
1,628,658			6.500%, due 09/01/37	1,856,116	0.1
14,717,301		^	6.524%, due 01/25/37	2,645,210	0.1
32,474,435		^	6.534%, due 10/25/35	6,180,301	0.3
5,531			7.000%, due 08/01/25	6,551	0.0
2,006			7.000%, due 11/01/25	2,376	0.0
4,943			7.000%, due 12/01/25	5,854	0.0
17,294			7.000%, due 12/01/25	20,483	0.0
22,556			7.000%, due 02/01/26	26,715	0.0
7,762			7.000%, due 02/01/26	9,193	0.0
37,808			7.000%, due 03/01/26	45,009	0.0
15,898			7.000%, due 03/01/26	18,926	0.0
12,671			7.000%, due 03/01/26	15,007	0.0
6,574			7.000%, due 03/01/26	7,826	0.0
2,701			7.000%, due 12/01/27	3,230	0.0
56,102			7.000%, due 06/01/31	67,359	0.0
1,372,435			7.000%, due 03/01/38	1,641,025	0.1
1,509,019			7.000%, due 04/01/38	1,804,339	0.1
5,837			7.500%, due 11/01/29	7,089	0.0
33,467			7.500%, due 10/01/30	40,780	0.0
62,406			7.500%, due 11/01/30	67,042	0.0
30,783			7.500%, due 11/01/30	32,214	0.0
37,643			7.500%, due 09/01/31	46,343	0.0
75,546			10.000%, due 02/25/19	86,396	0.0
3,803,192			14.959%, due 03/25/38	4,736,656	0.2
971,879			23.134%, due 07/25/35	1,162,159	0.1
1,305,235			24.313%, due 01/25/35	1,828,018	0.1
300,966			27.734%, due 02/25/34	421,097	0.0
1,250,282			32.368%, due 11/25/36	2,272,213	0.1
				305,042,297	13.3

			Government National Mortgage Association: 5.9%
30,695			1.625%, due 12/20/29	31,965	0.0
57,855			1.750%, due 04/20/28	60,281	0.0
66,443,000		W	3.500%, due 02/15/41	72,620,119	3.2
4,617,086			4.000%, due 11/20/40	5,100,953	0.2
3,342,141			4.000%, due 10/20/41	3,581,941	0.2
16,342,604		^	4.500%, due 12/20/37	1,718,026	0.1
7,873,049			4.500%, due 08/20/41	8,740,841	0.4
2,344,746			4.500%, due 11/15/41	2,584,193	0.1
36,551,763		^	5.000%, due 06/16/39	1,995,021	0.1
6,572,803		^	5.000%, due 11/20/39	855,448	0.0
11,523,827		^	5.000%, due 10/20/40	1,157,966	0.1
4,032,386			5.140%, due 10/20/60	4,641,652	0.2
2,669,519			5.288%, due 10/20/60	3,094,506	0.1
3,887,853			5.500%, due 09/15/39	4,347,127	0.2
15,620,474		^	5.632%, due 06/20/40	2,460,225	0.1
17,892,446		^	5.982%, due 06/20/38	2,131,210	0.1
22,384,164		^	5.982%, due 04/20/39	2,819,299	0.1
19,027,443		^	6.082%, due 05/20/39	2,447,327	0.1
11,867,583		^	6.182%, due 04/20/38	1,642,771	0.1
6,163,855		^	6.279%, due 05/16/38	900,456	0.0
15,420,839		^	6.279%, due 01/16/39	2,808,864	0.1
1,003,572			6.500%, due 09/16/38	1,181,199	0.1
15,017,212		^	6.782%, due 04/20/36	1,901,421	0.1
334,566			7.000%, due 05/16/32	383,813	0.0
1,800,905			21.340%, due 03/20/37	2,721,580	0.1
1,201,552			24.491%, due 04/16/37	1,767,977	0.1
				133,696,181	5.9
			Total U.S. Government Agency Obligations
			(Cost $609,010,212)	645,232,426	28.2
FOREIGN GOVERNMENT BONDS: 3.0%
BRL	102,780,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	52,658,444	2.3
EUR	11,428,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 09/01/22	15,231,851	0.7
			Total Foreign Government Bonds
			(Cost $65,040,519)	67,890,295	3.0

Shares				Value	Percentage of Net Assets
MUTUAL FUNDS: 10.1%
			Affiliated Investment Companies: 10.1%
4,627,778			ING Emerging Markets Corporate Debt Fund Class P	$46,925,674	2.0
10,297,919			ING Emerging Markets Hard Currency Sovereign Debt Fund Class P	105,038,775	4.6
8,000,000			ING Emerging Markets Local Currency Debt Fund Class P	80,560,000	3.5
			Total Mutual Funds
			(Cost $230,113,414)	232,524,449	10.1
PREFERRED STOCK: 0.8%
			Financials: 0.8%
108,000		@, L, P	Bank of New York Mellon Corp./The	2,683,800	0.1
74,000		@, P	Citigroup Capital XIII	2,060,900	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
185,542	@, P	PNC Financial Services Group, Inc.	$5,096,839	0.2
132,481	@, P	US Bancorp	3,706,818	0.2
155,464	@, P	US Bancorp	4,524,003	0.2
		Total Preferred Stock
		(Cost $16,593,325)	18,072,360	0.8

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		Interest Rate Swaptions: 0.0%
118,945,000	@	Call Swaption, Receive a fixed rate equal to 1.500% and pay a floating based on 3-month-USD-LIBOR, Exp. 11/29/12 Counterparty: Citigroup, Inc.	$324,249	0.0
		Total Purchased Options
		(Cost $451,991)	324,249	0.0
		Total Long-Term Investments
		(Cost $2,311,789,312)	2,409,621,468	105.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
		Commercial Paper: 0.2%
4,197,000		Weatherford International Ltd., 0.610%, 10/16/12
		(Cost $4,196,067)	$4,196,067	0.2

		Securities Lending Collateral(cc)(1): 0.1%
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 05/20/41-09/20/41)	1,000,000	0.1
1,000,000		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,000,024, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 10/24/12-10/01/40)	1,000,000	0.0
769,821		Nomura Securities, Repurchase Agreement dated 09/28/12, 0.30%, due 10/01/12 (Repurchase Amount $769,840, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $785,217, due 11/30/12-07/01/40)	769,821	0.0
			2,769,821	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.3%
5,940,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,940,000)	$5,940,000	0.3
		Total Short-Term Investments
		(Cost $12,905,888)	12,905,888	0.6
		Total Investments in Securities (Cost $2,324,695,200)	$2,422,527,356	105.8
		Liabilities in Excess of Other Assets	(132,528,933)	(5.8)
		Net Assets	$2,289,998,423	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real
EUR	EU Euro

Cost for federal income tax purposes is $2,325,762,744.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$116,601,705
	Gross Unrealized Depreciation	(19,837,093)
	Net Unrealized Appreciation	$96,764,612

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$232,524,449	$—	$—	$232,524,449
Preferred Stock	15,388,560	2,683,800	—	18,072,360
Purchased Options	—	324,249	—	324,249
Corporate Bonds/Notes	—	719,840,848	—	719,840,848
Collateralized Mortgage Obligations	—	366,938,103	—	366,938,103
Short-Term Investments	5,940,000	6,965,888	—	12,905,888
Foreign Government Bonds	—	67,890,295	—	67,890,295
U.S. Treasury Obligations	—	235,515,528	—	235,515,528
U.S. Government Agency Obligations	—	645,232,426	—	645,232,426
Asset-Backed Securities	—	123,283,210	—	123,283,210
Total Investments, at fair value	$253,853,009	$2,168,674,347	$—	$2,422,527,356
Other Financial Instruments+
Swaps	—	1,132,428	—	1,132,428
Futures	291,587	—	—	291,587
Forward Foreign Currency Contracts	—	1,183,997	—	1,183,997
Total Assets	$254,144,596	$2,170,990,772	$—	$2,425,135,368
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(5,640,268)	$—	$(5,640,268)
Futures	(1,277,092)	—	—	(1,277,092)
Forward Foreign Currency Contracts	—	(5,308,634)	—	(5,308,634)
Total Liabilities	$(1,277,092)	$(10,948,902)	$—	$(12,225,994)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Brazilian Real	38,875,466	Buy	10/05/12	$18,854,195	$19,162,405	$308,210
Credit Suisse First Boston	South African Rand	15,606,395	Buy	11/30/12	1,832,049	1,858,945	26,896
Deutsche Bank AG	South African Rand	86,520,380	Buy	11/30/12	10,532,000	10,305,816	(226,184)
Deutsche Bank AG	Indian Rupee	625,706,400	Buy	12/14/12	11,418,000	11,691,980	273,980
Deutsche Bank AG	EU Euro	391,491	Buy	11/30/12	483,131	503,408	20,277
HSBC	Australian Dollar	21,819,231	Buy	11/30/12	22,372,785	22,511,657	138,872
JPMorgan Chase & Co.	EU Euro	37,538,404	Buy	11/30/12	49,064,647	48,269,732	(794,915)
JPMorgan Chase & Co.	Mexican Peso	148,964,833	Buy	11/30/12	11,323,000	11,501,088	178,088
JPMorgan Chase & Co.	South African Rand	95,061,126	Buy	11/30/12	11,323,000	11,323,141	141
							$(74,635)

Barclays Bank PLC	Hungarian Forint	1,125,329,000	Sell	01/11/13	$4,992,332	$5,008,020	$(15,688)
Citigroup, Inc.	Colombian Peso	5,801,627,300	Sell	10/05/12	3,167,000	3,221,006	(54,006)
Citigroup, Inc.	Hungarian Forint	1,125,329,000	Sell	10/05/12	5,000,000	5,067,811	(67,811)
Citigroup, Inc.	EU Euro	47,088,228	Sell	11/30/12	58,811,878	60,549,619	(1,737,741)
Citigroup, Inc.	South African Rand	1,887,124	Sell	11/30/12	226,000	224,784	1,216
Citigroup, Inc.	South African Rand	85,887,088	Sell	11/30/12	10,182,593	10,230,382	(47,789)
Citigroup, Inc.	Mexican Peso	89,950,706	Sell	11/30/12	6,744,543	6,944,800	(200,257)
Citigroup, Inc.	Polish Zloty	26,141,400	Sell	11/30/12	7,805,185	8,099,182	(293,997)
Deutsche Bank AG	Indonesian Rupiah	75,995,928,000	Sell	10/05/12	7,992,000	7,936,027	55,973
Deutsche Bank AG	Brazilian Real	144,280,535	Sell	10/05/12	69,920,298	71,118,431	(1,198,133)
Deutsche Bank AG	Thai Baht	181,382,400	Sell	11/30/12	5,720,940	5,866,185	(145,245)
Deutsche Bank AG	Russian Ruble	174,299,650	Sell	11/30/12	5,343,910	5,529,930	(186,020)
Deutsche Bank AG	Malaysian Ringgit	24,838,337	Sell	11/30/12	7,895,965	8,089,338	(193,373)
Deutsche Bank AG	Turkish Lira	14,269,744	Sell	11/30/12	7,804,985	7,871,451	(66,466)
HSBC	Brazilian Real	16,378,006	Sell	10/05/12	7,992,000	8,073,009	(81,009)
HSBC	Australian Dollar	21,819,231	Sell	11/30/12	22,692,000	22,511,656	180,344
							$(4,050,002)

ING Intermediate Bond Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	953	12/31/12	$210,166,291	$101,861
U.S. Treasury 5-Year Note	241	12/31/12	30,036,507	7,881
U.S. Treasury Ultra Long Bond	409	12/19/12	67,574,468	(644,878)
			$307,777,266	$(535,136)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	(990)	12/19/12	$(132,149,536)	$(632,214)
U.S. Treasury Long Bond	(687)	12/19/12	(102,620,625)	181,845
			$(234,770,161)	$(450,369)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING Intermediate Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	3,460,000	$207,082	$217,692	$(10,610)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,710,000	102,344	$112,100	(9,756)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	13,751,000	823,002	$470,829	352,173
							$1,132,428	$800,621	$331,807

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	22.860	USD	3,460,000	$(511,838)	$(275,317)	$(236,521)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	22.860	USD	1,710,000	(252,960)	$(124,731)	(128,229)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	22.860	USD	3,435,000	(508,139)	$(247,384)	(260,755)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	22.860	USD	6,874,000	(1,016,871)	$(248,439)	(768,432)
								$(2,289,808)	$(895,871)	$(1,393,937)

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the  Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Intermediate Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Goldman Sachs & Co.	01/02/17	BRL	149,500,000	$(3,350,460)	$—	$(3,350,460)
				$(3,350,460)	$—	$(3,350,460)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Credit contracts	$(1,157,380)
Foreign exchange contracts	(4,124,637)
Interest rate contracts	(4,011,716)
Total	$(9,293,733)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 20, 2012